Vehicles and equipment on operating leases (Summary of Vehicles and Equipment on Operating Lease) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Property Subject to or Available for Operating Lease [Line Items]
Less - Deferred income and other	¥ (138,677)	¥ (132,733)
Vehicles and equipment on operating leases, gross	5,652,622	5,199,986
Less - Accumulated depreciation	(1,133,785)	(1,080,936)
Less - Allowance for credit losses	(13,049)	(9,366)
Vehicles and equipment on operating leases, net	4,505,788	4,109,684
Vehicles
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	5,778,463	5,169,524
Equipment
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	¥ 12,836	¥ 163,195